LEASE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lease Liabilities
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Future minimum lease payments under the leases are as follows:

Years Ending December 31,	Amount
2023 (remaining)	$203,848
2024	262,715
2025	261,083
2026	198,217
2027 and thereafter	-
Total payments	925,863
Less: Amount representing interest	(145,331)
Present value of net minimum lease payments	780,532
Less: Current portion	(201,384)
Non-current portion	$579,148

Future minimum lease payments under the leases are as follows:

Years Ending December 31,	Amount
2023	$282,347
2024	262,715
2025	261,083
2026	198,217
2027 and thereafter	-
Total payments	1,004,362
Less: Amount representing interest	(165,480)
Present value of net minimum lease payments	838,882
Less: Current portion	(209,685)
Non-current portion	$629,197